SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepayments And Other Current Assets
Advance to suppliers		¥ 45,325	¥ 44,277
Deposits		11,951	13,452
Staff advances		848	967
Deductible input VAT		45,188	39,999
Receivables from third party payment platforms		550	1,594
Others		16,134	9,166
Prepayments and Other Current Assets	$ 16,439	¥ 119,996	¥ 109,455